Taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Adjustment previous year	kr (4)	kr 2	kr (1)
Current tax	(266)	(570)	(448)
Deferred tax	0	291	245
Total income tax	(270)	(277)	(204)
Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss - Current tax		2	6
Tax on items not to be reclassified to profit or loss - Current tax	(1)	(5)	(82)
Tax on items not to be reclassified to profit or loss - Deferred tax	(4)	1	10
Income tax related to other comprehensive income	kr (5)	kr (2)	kr (66)